UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3455

North Carolina Capital Management Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2011

Item 1. Reports to Stockholders

Cash Portfolio
Term Portfolio

Semiannual Report

December 31, 2011

NC-SANN-0212
1.540079.114

Contents

THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Cash Portfolio:
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Term Portfolio:
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-222-3232 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1, 2011 to December 31, 2011
Cash Portfolio	.20%
Actual		$ 1,000.00	$ 1,000.20	$ 1.01
Hypothetical A		$ 1,000.00	$ 1,024.13	$ 1.02
Term Portfolio	.17%
Actual		$ 1,000.00	$ 1,000.60	$ .85
Hypothetical A		$ 1,000.00	$ 1,024.28	$ .87

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

The North Carolina Cash Management Trust: Cash Portfolio

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 12/31/11	% of fund's investments 6/30/11	% of fund's investments 12/31/10
1 - 7	34.1	28.5	20.2
8 - 30	22.3	16.8	19.1
31 - 60	18.5	14.9	28.8
61 - 90	8.6	17.1	18.3
91 - 180	7.4	20.4	6.2
> 180	9.1	2.3	7.4
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	12/31/11	6/30/11	12/31/10
Cash Portfolio	51 Days	54 Days	56 Days
All Taxable Money Market Funds Average*	41 Days	41 Days	45 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	12/31/11	6/30/11	12/31/10
Cash Portfolio	56 Days	70 Days	71 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of December 31, 2011	As of June 30, 2011
Commercial Paper 52.8%	Commercial Paper 61.0%
Municipal Securities 9.9%	Municipal Securities 10.3%
Government Securities** 17.4%	Government Securities** 19.0%
Repurchase Agreements 17.0%	Repurchase Agreements 9.5%
Net Other Assets 2.9%	Net Other Assets 0.2%

* Source: iMoneyNet, Inc.

** Includes Federal Financing Bank Supported Student Loan Short-Term Notes.

Semiannual Report

The North Carolina Cash Management Trust: Cash Portfolio

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Commercial Paper (f) - 52.8%
	Yield (a)	Principal Amount	Value
Amsterdam Funding Corp. (Royal Bank of Scotland PLC Guaranteed)
1/19/12	0.30%	$ 31,000,000	$ 30,995,350
1/20/12 to 2/1/12	0.28 to 0.32 (b)	66,170,000	66,155,851
ASB Finance Ltd.
3/30/12	0.44 (d)	5,000,000	4,999,876
ASB Finance Ltd. (London)
1/9/12 to 5/22/12	0.33 to 0.68 (d)	120,700,000	120,554,118
Australia & New Zealand Banking Group Ltd.
4/26/12	0.50	19,000,000	18,969,389
Barclays Bank PLC/Barclays US CCP Funding LLC
1/3/12 to 1/31/12	0.32	45,000,000	44,992,818
BP Capital Markets PLC
3/7/12	0.30	50,000,000	49,972,500
Caisse d'Amort de la Dette Sociale
5/25/12	0.43 (b)(d)	14,000,000	13,999,400
Commonwealth Bank of Australia
4/10/12 to 6/15/12	0.50 to 0.62	62,000,000	61,865,574
Credit Suisse New York Branch
1/27/12 to 2/28/12	0.40 to 0.50	216,680,000	216,548,862
Deutsche Bank Financial LLC
1/3/12 to 1/5/12	0.25	93,000,000	92,997,972
DnB NOR Bank ASA
2/28/12 to 3/19/12	0.47 to 0.55	119,000,000	118,888,025
General Electric Capital Services, Inc.
2/15/12	0.27	100,000,000	99,966,250
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)
1/4/12 to 1/24/12	0.35 to 0.37	136,062,000	136,041,604
Lloyds TSB Bank PLC
1/3/12	0.30	9,000,000	8,999,850

	Yield (a)	Principal Amount	Value
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
1/24/12 to 2/10/12	0.25 to 0.35%	$ 23,000,000	$ 22,992,431
Market Street Funding LLC (Liquidity Facility PNC Bank NA)
3/26/12	0.25	34,000,000	33,979,931
National Australia Funding, Inc.
5/1/12	0.54	18,650,000	18,616,150
Nationwide Building Society
1/4/12 to 1/27/12	0.40 to 0.41	47,000,000	46,992,728
Nordea North America, Inc.
1/12/12 to 2/28/12	0.35 to 0.50	205,000,000	204,934,033
Rabobank USA Financial Corp.
1/12/12 to 4/20/12	0.32 to 0.57	155,000,000	154,852,144
Salisbury Receivables Co. LLC (Barclays Bank PLC Guaranteed)
1/9/12 to 1/26/12	0.12 to 0.29	45,097,000	45,090,410
Sheffield Receivables Corp. (Barclays Bank PLC Guaranteed)
1/9/12 to 1/11/12	0.25 to 0.35	86,150,000	86,142,115
Skandinaviska Enskilda Banken AB
1/4/12 to 2/10/12	0.37 to 0.45	143,000,000	142,946,755
Sumitomo Mitsui Banking Corp.
1/6/12 to 2/16/12	0.20 to 0.42	172,639,000	172,596,038
Svenska Handelsbanken, Inc.
1/17/12 to 3/12/12	0.37 to 0.50	148,450,000	148,378,486
Swedbank AB
1/13/12 to 2/10/12	0.43 to 0.46	42,000,000	41,983,885
Texas Instruments International Management Co. S.a.r.L.
7/9/12	0.43	1,000,000	997,757
Commercial Paper (f) - 52.8% - continued
	Yield (a)	Principal Amount	Value
Toronto Dominion Holdings (USA)
8/10/12	0.57%	$ 25,000,000	$ 24,912,125
Toyota Motor Credit Corp.
4/17/12	0.31	11,000,000	10,989,865
UBS Finance, Inc.
1/12/12 to 3/9/12	0.44 to 0.54	187,000,000	186,883,846
Westpac Banking Corp.
3/19/12 to 5/9/12	0.25 to 0.50 (d)	95,000,000	94,950,625
Windmill Funding Corp. (Royal Bank of Scotland PLC Guaranteed)
1/18/12 to 1/19/12	0.30	70,000,000	69,989,917
TOTAL COMMERCIAL PAPER (Cost $2,594,176,680)	2,594,176,680
U.S. Government and Government Agency Obligations - 3.6%

Other Government Related - 3.6%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
1/6/12	0.19 (c)	9,000,000	8,999,905
1/9/12	0.19 (c)	10,000,000	9,999,842
1/10/12	0.19 (c)	8,000,000	7,999,831
1/12/12	0.19 (c)	10,000,000	9,999,578
1/12/12	0.19 (c)	12,000,000	11,999,493
1/13/12	0.19 (c)	4,431,000	4,430,790
1/17/12	0.19 (c)	1,000,000	999,947
1/25/12	0.20 (c)	19,000,000	18,997,994
1/26/12	0.20 (c)	6,000,000	5,999,267
1/31/12	0.19 (c)	3,000,000	2,999,604
2/1/12	0.20 (c)	28,000,000	27,995,956
2/8/12	0.19 (c)	12,828,000	12,825,766
2/10/12	0.19 (c)	12,000,000	11,997,657
2/14/12	0.19 (c)	7,000,000	6,998,559
3/30/12	0.19 (c)	36,000,000	35,983,660
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $178,227,849)	178,227,849
Federal Agencies - 6.9%
	Yield (a)	Principal Amount	Value
Federal Home Loan Bank - 3.4%
8/30/12 to 11/16/12	0.21 to 0.41%	$ 166,000,000	$ 165,986,215
Freddie Mac - 3.5%
3/20/12 to 8/10/12	0.15 to 0.24 (d)	175,000,000	174,942,188
TOTAL FEDERAL AGENCIES (Cost $340,928,403)	340,928,403
U.S. Treasury Obligations - 6.9%

U.S. Treasury Bills - 1.6%
1/5/12 to 10/18/12	0.08 to 0.12	80,000,000	79,984,025
U.S. Treasury Notes - 5.3%
5/15/12 to 10/15/12	0.07 to 0.19	256,000,000	257,871,231
TOTAL U.S. TREASURY OBLIGATIONS (Cost $337,855,256)	337,855,256
Municipal Securities - 9.9%

Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, LOC Bank of America NA, VRDN
1/6/12	0.11 (d)	9,895,000	9,895,000
Charlotte Wtr. & Swr. Sys. Rev. Series 2002 B, (Liquidity Facility Wells Fargo Bank NA), VRDN
1/6/12	0.06 (d)	17,300,000	17,300,000
Charlotte Wtr. & Swr. Sys. Rev. Series 2006 B, (Liquidity Facility Wells Fargo Bank NA), VRDN
1/6/12	0.06 (d)	63,700,000	63,700,000
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, LOC Rabobank Nederland New York Branch, VRDN
1/6/12	0.10 (d)	12,335,000	12,335,000
Municipal Securities - continued
	Yield (a)	Principal Amount	Value
North Carolina Cap. Facilities Fin. Agcy. Rev. (Elon Univ. Proj.) Series 2010, LOC Bank of America NA, VRDN
1/6/12	0.11% (d)	$ 1,000,000	$ 1,000,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series Putters 3649, (Liquidity Facility JPMorgan Chase Bank)
1/6/12	0.10 (d)(e)	3,000,000	3,000,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Cape Fear Valley Health Sys. Proj.) Series 2008 A1, LOC Branch Banking & Trust Co., VRDN
1/6/12	0.09 (d)	45,125,000	45,125,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Cape Fear Valley Health Sys. Proj.) Series 2008 A2, LOC Branch Banking & Trust Co., VRDN
1/6/12	0.09 (d)	47,600,000	47,600,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Univ. Health Systems of Eastern Carolina Proj.) Series 2008 A2, LOC Bank of America NA, VRDN
1/6/12	0.10 (d)	8,780,000	8,780,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Univ. Health Systems of Eastern Carolina) Series 2008 A1, LOC Bank of America NA, VRDN
1/6/12	0.10 (d)	50,385,000	50,385,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Wake Forest Univ. Health Sciences Proj.) Series 2008 B, LOC Branch Banking & Trust Co., VRDN
1/6/12	0.10 (d)	13,110,000	13,110,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Wake Forest Univ. Proj.) Series 2008 C, LOC Bank of America NA, VRDN
1/6/12	0.11 (d)	10,500,000	10,500,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Wake Forest Univ. Proj.) Series 2008 D, LOC Bank of America NA, VRDN
1/3/12	0.12 (d)	26,245,000	26,245,000

	Yield (a)	Principal Amount	Value
North Carolina Med. Care Commission Health Care Facilities Rev. (WakeMed Proj.) Series 2009 B, LOC Wells Fargo Bank NA, VRDN
1/6/12	0.09% (d)	$ 18,800,000	$ 18,800,000
North Carolina Med. Care Commission Health Care Facilities Rev. (WakeMed Proj.) Series 2009 C, LOC Wells Fargo Bank NA, VRDN
1/6/12	0.09 (d)	15,145,000	15,145,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 B, LOC Bank of America NA, VRDN
1/6/12	0.09 (d)	59,300,000	59,300,000
Piedmont Triad Arpt. Auth. Series 2008 A, LOC Branch Banking & Trust Co., VRDN
1/6/12	0.07 (d)	7,100,000	7,100,000
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2008 C, LOC U.S. Bank NA, Minnesota, VRDN
1/6/12	0.10 (d)	10,500,000	10,500,000
Sampson County Gen. Oblig. Participating VRDN Series Solar 06 0160, (Liquidity Facility U.S. Bank NA, Minnesota)
1/6/12	0.11 (d)(e)	1,200,000	1,200,000
Wake County Gen. Oblig. Series 2003 B, (Liquidity Facility Wells Fargo Bank NA), VRDN
1/6/12	0.06 (d)	28,600,000	28,600,000
Wake County Gen. Oblig. Series 2003 C, (Liquidity Facility Wells Fargo Bank NA), VRDN
1/6/12	0.06 (d)	27,400,000	27,400,000
Winston-Salem Wtr. & Swr. Sys. Rev. Series 2002 C, (Liquidity Facility Branch Banking & Trust Co.), VRDN
1/6/12	0.08 (d)	11,200,000	11,200,000
TOTAL MUNICIPAL SECURITIES (Cost $488,220,000)			488,220,000
Repurchase Agreements - 17.0%
	Maturity Amount	Value
In a joint trading account at 0.01% dated 12/30/11 due 1/3/12 (Collateralized by U.S. Treasury Obligations) #	$ 833,512,926	$ 833,512,000
TOTAL INVESTMENT PORTFOLIO - 97.1% (Cost $4,772,920,188)		4,772,920,188
NET OTHER ASSETS (LIABILITIES) - 2.9%		140,550,170
NET ASSETS - 100%		$ 4,913,470,358
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $80,155,251 or 1.6% of net assets.

(c) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $178,227,849, or 3.6% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Cash Portfolio only purchases commercial paper with the highest possible ratings from at least one nationally recognized rating service. A substantial portion of Cash Portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$833,512,000 due 1/03/12 at 0.01%
BNP Paribas Securities Corp.	$ 833,512,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

The North Carolina Capital Management Trust: Cash Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $833,512,000) - See accompanying schedule: Unaffiliated issuers (cost $4,772,920,188)		$ 4,772,920,188
Cash		50,177,369
Receivable for investments sold		90,000,000
Receivable for fund shares sold		2,529,832
Interest receivable		2,122,091
Receivable from investment adviser for expense reductions		40,948
Total assets		4,917,790,428

Liabilities
Payable for fund shares redeemed	$ 3,382,158
Distributions payable	24,312
Accrued management fee	776,334
Other affiliated payables	137,266
Total liabilities		4,320,070

Net Assets		$ 4,913,470,358
Net Assets consist of:
Paid in capital		$ 4,913,540,036
Distributions in excess of net investment income		(213,173)
Accumulated undistributed net realized gain (loss) on investments		143,495
Net Assets, for 4,911,527,085 shares outstanding		$ 4,913,470,358
Net Asset Value, offering price and redemption price per share ($4,913,470,358 ÷ 4,911,527,085 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

The North Carolina Capital Management Trust: Cash Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended December 31, 2011 (Unaudited)

Investment Income
Interest		$ 4,908,353

Expenses
Management fee	$ 4,666,960
Independent trustees' compensation	95,141
Total expenses before reductions	4,762,101
Expense reductions	(723,648)	4,038,453
Net investment income (loss)		869,900
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		25,533
Net increase in net assets resulting from operations		$ 895,433

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2011 (Unaudited)	Year ended June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 869,900	$ 5,352,580
Net realized gain (loss)	25,533	167,330
Net increase in net assets resulting from operations	895,433	5,519,910
Distributions to shareholders from net investment income	(866,155)	(5,382,033)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	5,164,782,447	9,356,127,686
Reinvestment of distributions	810,020	5,074,778
Cost of shares redeemed	(4,243,535,379)	(9,569,215,227)
Net increase (decrease) in net assets and shares resulting from share transactions	922,057,088	(208,012,763)
Total increase (decrease) in net assets	922,086,366	(207,874,886)

Net Assets
Beginning of period	3,991,383,992	4,199,258,878
End of period (including distributions in excess of net investment income of $213,173 and distributions in excess of net investment income of $216,918, respectively)	$ 4,913,470,358	$ 3,991,383,992

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	.001	.002	.017	.042	.051
Net realized and unrealized gain loss E	-	-	-	-	-	-
Total from investment operations	- E	.001	.002	.017	.042	.051
Distributions from net investment income	- E	(.001)	(.002)	(.017)	(.042)	(.051)
Distributions from net realized gain	-	-	- E	-	-	-
Total distributions	- E	(.001)	(.002)	(.017)	(.042)	(.051)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.02%	.12%	.19%	1.73%	4.32%	5.26%
Ratios to Average Net Assets D
Expenses before reductions	.24% A	.24%	.24%	.26%	.23%	.24%
Expenses net of fee waivers, if any	.20% A	.20%	.23%	.25%	.22%	.23%
Expenses net of all reductions	.20% A	.20%	.23%	.25%	.22%	.23%
Net investment income (loss)	.04% A	.12%	.19%	1.67%	4.14%	5.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,913,470	$ 3,991,384	$ 4,199,259	$ 6,445,068	$ 6,398,730	$ 4,845,479

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

The North Carolina Cash Management Trust: Term Portfolio

Investment Changes (Unaudited)

Weighted Average Maturity as of December 31, 2011
6 months ago
Years	0.2	0.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2011
6 months ago
Years	0.2	0.1

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of December 31, 2011	As of June 30, 2011
U.S. Government Agency Obligations† 9.2%	U.S. Government Agency Obligations 45.4%
Short-Term Investments and Net Other Assets 90.8%	Short-Term Investments and Net Other Assets 54.6%

† Includes Federal Financing Bank Supported Student Loan Short-Term Notes.

Semiannual Report

The North Carolina Cash Management Trust: Term Portfolio

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 9.2%
	Principal Amount	Value
Other Government Related - 9.2%
Straight-A Funding LLC 0.19% 2/10/12 (Liquidity Facility Federal Financing Bank) (a) (Cost $9,997,993)	$ 10,000,000	$ 9,999,542
Commercial Paper - 82.8%

ABN AMRO Funding USA LLC:
0.56% 2/15/12	2,500,000	2,498,972
0.74% 2/27/12	1,140,000	1,139,247
Australia & New Zealand Banking Group Ltd. yankee 0.5% 4/26/12	2,500,000	2,497,968
Barclays Bank PLC/Barclays US CCP Funding LLC yankee:
0.32% 1/10/12	1,000,000	999,942
0.5% 2/13/12	2,500,000	2,499,063
BP Capital Markets PLC yankee:
0.3% 2/15/12	1,232,000	1,231,871
0.35% 4/13/12	1,000,000	999,577
0.6% 1/4/12	2,000,000	1,999,975
Commonwealth Bank of Australia yankee:
0.5% 3/23/12	2,006,000	2,003,809
0.62% 6/8/12	1,000,000	997,022
0.62% 6/15/12	1,000,000	996,817
Credit Suisse New York Branch yankee:
0.58% 3/15/12	2,000,000	1,998,020
0.64% 5/18/12	2,500,000	2,493,749
Danske Corp. yankee 0.33% 1/9/12	3,000,000	2,999,843

	Principal Amount	Value
Deutsche Bank Financial LLC yankee 0.5% 2/16/12	$ 2,500,000	$ 2,498,927
DnB NOR Bank ASA yankee:
0.4% 2/13/12	1,000,000	999,625
0.42% 2/13/12	2,000,000	1,999,250
0.54% 3/19/12	1,000,000	998,927
0.56% 3/5/12	430,000	429,659
Gotham Funding Corp. yankee 0.35% 1/18/12 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	2,000,000	1,999,824
Govco, Inc.:
0.43% 2/27/12 (Liquidity Facility Citibank NA)	3,000,000	2,998,736
0.5% 4/24/12 (Liquidity Facility Citibank NA)	1,000,000	998,556
Manhattan Asset Funding Co. LLC:
0.35% 1/13/12 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	2,500,000	2,499,846
0.35% 2/10/12 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	1,000,000	999,753
Market Street Funding LLC 0.25% 3/26/12 (Liquidity Facility PNC Bank NA)	4,000,000	3,998,569
National Australia Funding, Inc. yankee 0.3% 4/2/12	1,970,000	1,969,326
Nationwide Building Society yankee:
0.51% 1/25/12	2,500,000	2,499,536
0.52% 2/14/12	1,000,000	999,608
Commercial Paper - 82.8% - continued
	Principal Amount	Value
Nordea North America, Inc. yankee:
0.38% 1/24/12	$ 2,000,000	$ 1,999,690
0.56% 4/13/12	1,000,000	998,469
PB Finance (Delaware), Inc. 0.699% 2/2/12	2,000,000	1,999,475
Rabobank USA Financial Corp. yankee 0.45% 3/21/12	5,000,000	4,999,009
Skandinaviska Enskilda Banken AB yankee:
0.43% 2/1/12	1,500,000	1,499,621
0.5% 2/16/12	2,500,000	2,498,927
Sumitomo Mitsui Banking Corp. yankee 0.56% 5/7/12	2,500,000	2,494,500
Svenska Handelsbanken, Inc.:
0.4% 2/6/12	2,000,000	1,999,460
0.44% 2/27/12	1,000,000	999,389
0.5% 3/12/12	1,000,000	999,132
Swedbank AB yankee:
0.45% 1/31/12	1,000,000	999,756
0.46% 2/10/12	1,000,000	999,657
0.5% 2/2/12	2,500,000	2,499,344
Toronto Dominion Holdings (USA) yankee 0.57% 8/10/12	2,000,000	1,996,088
Toyota Motor Credit Corp. 0.5% 6/18/12	4,000,000	3,992,628
UBS Finance, Inc. yankee:
0.555% 3/16/12	2,000,000	1,997,824
0.58% 3/20/12	2,500,000	2,496,980

	Principal Amount	Value
Westpac Banking Corp. yankee 0.5% 5/3/12	$ 2,650,000	$ 2,646,338
TOTAL COMMERCIAL PAPER (Cost $89,338,938)		89,362,304
Cash Equivalents - 8.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.01%, dated 12/30/11 due 1/3/12 (Collateralized by U.S. Treasury Obligations) # (Cost $8,634,000)	$ 8,634,010	8,634,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $107,970,931)		107,995,846
NET OTHER ASSETS (LIABILITIES) - 0.0%		(23,144)
NET ASSETS - 100%		$ 107,972,702
Legend

(a) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $9,999,542, or 9.2% of net assets.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$8,634,000 due 1/03/12 at 0.01%
BNP Paribas Securities Corp.	$ 8,634,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	70.2%
Australia	8.5%
Sweden	7.8%
United Kingdom	7.1%
Norway	4.1%
Japan	2.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

The North Carolina Capital Management Trust: Term Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $8,634,000) - See accompanying schedule: Unaffiliated issuers (cost $107,970,931)		$ 107,995,846
Cash		674
Total assets		107,996,520

Liabilities
Distributions payable	$ 4,414
Accrued management fee	14,447
Deferred trustees' compensation	4,957
Total liabilities		23,818

Net Assets		$ 107,972,702
Net Assets consist of:
Paid in capital		$ 107,953,217
Distributions in excess of net investment income		(6,576)
Accumulated undistributed net realized gain (loss) on investments		1,146
Net unrealized appreciation (depreciation) on investments		24,915
Net Assets, for 11,154,692 shares outstanding		$ 107,972,702
Net Asset Value, offering price and redemption price per share ($107,972,702 ÷ 11,154,692 shares)		$ 9.68

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended December 31, 2011 (Unaudited)

Investment Income
Interest		$ 88,058

Expenses
Management fee	$ 87,192
Independent trustees' compensation	1,478
Total expenses before reductions	88,670
Expense reductions	(34,898)	53,772
Net investment income (loss)		34,286
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,146
Change in net unrealized appreciation (depreciation) on investment securities		6,766
Net gain (loss)		7,912
Net increase (decrease) in net assets resulting from operations		$ 42,198

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

The North Carolina Capital Management Trust: Term Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2011 (Unaudited)	Year ended June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,286	$ 143,944
Net realized gain (loss)	1,146	38,107
Change in net unrealized appreciation (depreciation)	6,766	(52,163)
Net increase (decrease) in net assets resulting from operations	42,198	129,888
Distributions to shareholders from net investment income	(46,720)	(159,321)
Distributions to shareholders from net realized gain	-	(152,433)
Total distributions	(46,720)	(311,754)
Share transactions Proceeds from sales of shares	49,291,414	12,331,165
Reinvestment of distributions	38,264	250,919
Cost of shares redeemed	(1,750,000)	(22,654,257)
Net increase (decrease) in net assets resulting from share transactions	47,579,678	(10,072,173)
Total increase (decrease) in net assets	47,575,156	(10,254,039)

Net Assets
Beginning of period	60,397,546	70,651,585
End of period (including distributions in excess of net investment income of $6,576 and undistributed net investment income of $5,858, respectively)	$ 107,972,702	$ 60,397,546
Other Information Shares
Sold	5,092,088	1,273,064
Issued in reinvestment of distributions	3,953	25,884
Redeemed	(180,785)	(2,340,136)
Net increase (decrease)	4,915,256	(1,041,188)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended (Unaudited)	Years ended June 30,
December 31,	2011	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 9.70	$ 9.69	$ 9.48	$ 9.33	$ 9.35
Income from Investment Operations
Net investment income (loss) D	.005	.019	.019	.149	.346	.468
Net realized and unrealized gain (loss)	.001	.004 E	.033	.213	.145	(.004)
Total from investment operations	.006	.023	.052	.362	.491	.464
Distributions from net investment income	(.006)	(.022)	(.018)	(.152)	(.341)	(.484)
Distributions from net realized gain	-	(.021)	(.024)	-	-	-
Total distributions	(.006)	(.043)	(.042)	(.152)	(.341)	(.484)
Net asset value, end of period	$ 9.68	$ 9.68	$ 9.70	$ 9.69	$ 9.48	$ 9.33
Total Return B, C	.06%	.23%	.54%	3.86%	5.35%	5.08%
Ratios to Average Net Assets F
Expenses before reductions	.27% A	.28%	.28%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.17% A	.27%	.27%	.27%	.27%	.27%
Expenses net of all reductions	.17% A	.27%	.27%	.27%	.27%	.27%
Net investment income (loss)	.11% A	.20%	.19%	1.55%	3.67%	5.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 107,973	$ 60,398	$ 70,652	$ 74,565	$ 66,190	$ 67,462
Portfolio turnover rate	0%	71%	202%	229%	79%	433%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2011 (Unaudited)

1. Organization.

Cash Portfolio and Term Portfolio (the Funds) are funds of The North Carolina Capital Management Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Trust are offered exclusively to local government and public authorities of the state of North Carolina. Each Fund is authorized to issue an unlimited number of shares.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Term Portfolio uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

For the Term Portfolio, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows:

For the Term Portfolio, debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations and commercial paper, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

For the Cash Portfolio, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Term Portfolio and trades executed through the end of the current business day for the Cash Portfolio. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. The independent Trustees may elect to defer receipt of all or a portion of their annual fees under the Trustees' Deferred Compensation Plan ("the Plan"). Interest is accrued on amounts deferred under the Plan based on the prevailing 90 day Treasury Bill rate.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due deferred trustees compensation.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Cash Portfolio	$ 4,772,920,188	$ -	$ -	$ -
Term Portfolio	107,970,931	26,042	(1,127)	24,915

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee based upon a graduated series of annual rates ranging between .195% and .275% of each Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the Funds is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees. For the period each Fund's annualized management fee rate, expressed as a percentage of each Fund's average net assets, was as follows:

Cash Portfolio	.23%
Term Portfolio	.27%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted a separate Distribution and Service plan. The Funds do not pay any fees for these services. FMR pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Distribution and Service fee from the management fee paid by each fund based on a graduated series of rates

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

ranging from .06% to .08% of each Fund's average net assets. For the period, FMR paid FDC $1,002,115 and $3,616 on behalf of Cash and Term Portfolios, respectively, all of which was paid to the Capital Management of the Carolinas LLC.

5. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive a portion of each Fund's management fee during the period. The amount of the waiver for each Fund was as follows:

Cash Portfolio	$ 723,648
Term Portfolio	34,898

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of Term Portfolio's shareholders was held on October 27, 2011. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents a single share held on the record date for the meeting.

PROPOSAL 1
To modify Term Portfolio's fundamental concentration policy.
	# of Votes	% of Votes
Term Portfolio
Affirmative	5,118,729.765	100.000
Against	0.000	0.000
Abstain	0.000	0.000
TOTAL	5,118,729.765	100.000

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Cash Portfolio
Term Portfolio

Each year, typically in October, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly each quarter and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through the Board's Audit Committee.

At its October 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have other investment choices available to them, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources, which are an integral part of the investment management process.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally Capital Management of the Carolinas, the funds' regional distributor, as well as the third parties acting as the funds' custodian and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index (Term Portfolio only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (Term Portfolio only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund.

The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Cash Portfolio

Semiannual Report

The Board reviewed Cash Portfolio's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for all the periods shown.

Term Portfolio

The Board reviewed Term Portfolio's relative investment performance against its peer group and noted that the performance of the fund was in the fourth quartile for the one- and three-year periods and the third quartile for the five-year period. The Board also noted that the investment performance of Term Portfolio compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that Term Portfolio had underperformed its peers on a net basis primarily as a result of a very narrow spread between agency discount notes and U.S. Treasury bills throughout the year, which limited the investment opportunities in the marketplace for the fund.

The Board noted that each fund's performance is also influenced by the investment parameters imposed by the laws of North Carolina, which restrict the flexibility of the funds when compared to other funds in their respective Lipper universes. For example, unlike other institutional money market funds, Cash Portfolio may not engage in reverse repurchase agreements or invest in certain certificates of deposit and repurchase agreements that are backed by collateral other than U.S. Treasury securities, the use of which might increase yield.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which the funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 10% would mean that 90% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting distribution and service fee payments made by FMR to Fidelity Distributors Corporation, the funds' distributor, from the fund's all-inclusive fee. In this regard, the Board realized that net management fees can vary from year to year because of differences in non-management expenses.

Cash Portfolio

Semiannual Report

Term Portfolio

The Board noted that each fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2010.

The Board considered that Capital Management of the Carolinas has been voluntarily waiving part of Cash Portfolio's distribution and service fee and FMR has been voluntarily waiving part of the fund's management fees to increase the fund's yield.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted that the management fees charged by Fidelity to the funds are among the lowest in the Fidelity complex for each of their respective disciplines.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of the funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board considered whether there were any fall-out benefits that FMR derives from its relationship with the Trust. The Board concluded that FMR did not derive any fall-out benefits and that any potential fall-out benefits would be de minimis.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the funds, whether the funds have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board concluded that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested and received additional information on certain topics, including (i) the fees paid by other mutual funds advised by FMR and institutional accounts for which FMR or one or more of its affiliates provides investment advisory services; (ii) the management fees paid by other pooled investment vehicles that have investment objectives similar to Cash Portfolio or Term Portfolio and are available exclusively to state and local governments; (iii) any changes in the structure of portfolio manager compensation; and (iv) FMR's risk oversight mechanisms, the interaction between persons in risk oversight roles and portfolio managers, and the resources FMR devotes to examining and controlling risk relating to the funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Distribution Agent

Capital Management of the Carolinas, L.L.C.
Charlotte, NC

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Wells Fargo Bank
San Francisco, CA

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the North Carolina Capital Management Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President, Treasurer and Chief Financial Officer have concluded that the North Carolina Capital Management Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Carolina Capital Management Trust

By:	/s/John R. Hebble
John R. Hebble
President, Treasurer and Chief Financial Officer

Date:	February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President, Treasurer and Chief Financial Officer

Date:	February 29, 2012